Income tax expense (Tables)	6 Months Ended
Dec. 31, 2024
Income tax expense
Schedule of major components of income tax expense recognized in profit or loss

	December 31,	December 31,
	2024	2023
	US$	US$
	(Audited)	(Unaudited)
Current year	—	—

Schedule of reconciliation between tax expense and the product of accounting loss multiplied by the applicable corporate tax rate

	December 31,	December 31,
	2024	2023
	US$	US$
	(Audited)	(Unaudited)
Loss before tax	(12,932,043)	(5,808,572)

Income tax expense at 17% (2023: 17%)	(2,198,447)	(987,457)
Effect of difference tax rate	157,627	—
Income not subject to tax	(7,267)	(1,834)
Non-deductible expenses	1,825,788	700,709
Deferred tax assets not recognised	222,299	288,582
	—	—

Schedule of has unabsorbed tax losses available for offsetting against future taxable income

	December 31,	December 31,
	2024	2023
	US$	US$
	(Audited)	(Unaudited)
At beginning of financial period/year	5,051,453	2,280,329
Addition	1,307,641	1,697,541
At end of financial period/year	6,359,094	3,977,870